Discontinued operations and assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of detailed information on discontinued operations
Based on the sale proceeds, the related book values of the net assets disposed of and the effect of the reclassification of foreign exchange, the pre-tax gain on sale of SIG was $2,903 million for the year ended December 31, 2015 as detailed below:

(In $ million)	For the year ended December 31, 2015
Cash proceeds received	4,233
Disposal costs	(5)
Net proceeds received	4,228

Contingent consideration receivable	169

Indemnification reserve	(12)

Details of net assets disposed of:
Cash and cash equivalents, net of bank overdrafts	84
Trade and other receivables, net	204
Current tax assets	3
Inventories	191
Deferred tax assets	33
Property, plant and equipment	795
Intangible assets	982
Investment in associates and joint ventures	112
Other current and non-current assets	177
Trade and other payables	(278)
Current tax liabilities	(52)
Deferred tax liabilities	(61)
Provisions and employee benefits	(192)
Other current and non-current liabilities	(64)
Net assets disposed of	1,934

Gain on sale before reclassification of foreign currency translation reserve	2,451
Reclassification of foreign currency translation reserve	452
Gain on remeasurement or disposal	2,903

The results of SIG have been presented as discontinued operations for all years presented. The results and cash flows of the discontinued operations are detailed below:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Results of discontinued operations
Revenue	—	—	334
Expenses	—	—	(507)
Profit (loss) before income tax	—	—	(173)
Income tax expense	—	—	(6)
Profit (loss) from discontinued operations prior to gain on disposal	—	—	(179)
Gain (loss) on remeasurement or disposal	(1)	(6)	2,903
Tax expense on disposal	—	—	(52)
Gain (loss) on remeasurement or disposal, net of tax	(1)	(6)	2,851
Profit (loss) from discontinued operations	(1)	(6)	2,672

Cash flows from (used in) discontinued operations
Net cash from (used in) operating activities	—	(7)	(16)
Net cash used in investing activities	—	—	(27)
Net cash used in financing activities	—	—	—
Net cash from (used in) discontinued operations	—	(7)	(43)